Additional paid-in capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Options	411,970,000	321,700,000		5,497,001,500
Exercise Price	$ 0.045	$ 0.043	$ 0.006
Intrinsic Value		$ 0.022	$ 0.054
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 17 days	2 years 2 months 15 days	2 years 4 months 13 days
Options 1 [Member]
Offsetting Assets [Line Items]
Options			5,600,000
Exercise Price			$ 0.015
Intrinsic Value			$ 0.045
Options 2 [Member]
Offsetting Assets [Line Items]
Options		20,500,000	40,500,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value		$ 0.050		$ 0.045
Options 3 [Member]
Offsetting Assets [Line Items]
Options		5,000,000	5,000,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value		0.050	$ 0.045
Options 4 [Member]
Offsetting Assets [Line Items]
Options	6,650,000		6,650,000
Exercise Price		0.035	$ 0.035
Intrinsic Value		$ 0.030	0.025
Options 5 [Member]
Offsetting Assets [Line Items]
Options				4,925,001,500
Exercise Price			0.002
Intrinsic Value			0.058
Options 6 [Member]
Offsetting Assets [Line Items]
Options	2,250,000	3,350,000		3,350,000
Exercise Price		$ 0.015	0.015
Intrinsic Value	$ 0.005	0.050		$ 0.045
Options 7 [Member]
Offsetting Assets [Line Items]
Options	200,000			200,000
Exercise Price		0.030	0.030
Intrinsic Value		0.035		$ 0.030
Options 8 [Member]
Offsetting Assets [Line Items]
Options	13,000,000			13,000,000
Exercise Price		0.035	0.035
Intrinsic Value		$ 0.030		$ 0.025
Options 9 [Member]
Offsetting Assets [Line Items]
Options	2,200,000	57,000,000		77,000,000
Exercise Price	$ 0.035	$ 0.050	0.050
Intrinsic Value		$ 0.015	0.010
Options 10 [Member]
Offsetting Assets [Line Items]
Options	23,500,000	19,400,000		19,400,000
Exercise Price	$ 0.050	$ 0.035	0.035
Intrinsic Value		$ 0.030	0.025
Options 11 [Member]
Offsetting Assets [Line Items]
Options				5,000,000
Exercise Price			0.050
Intrinsic Value			0.010
Options 12 [Member]
Offsetting Assets [Line Items]
Options				2,500,000
Exercise Price			0.050
Intrinsic Value			0.010
Options 13 [Member]
Offsetting Assets [Line Items]
Options				1,000,000
Exercise Price			0.050
Intrinsic Value			0.010
Options 14 [Member]
Offsetting Assets [Line Items]
Options	1,000,000	3,500,000		3,500,000
Exercise Price		$ 0.035	0.035
Intrinsic Value		0.030	0.025
Options 15 [Member]
Offsetting Assets [Line Items]
Options	2,000,000			2,000,000
Exercise Price		0.035	0.035
Intrinsic Value		0.030	0.025
Options 16 [Member]
Offsetting Assets [Line Items]
Options				120,000,000
Exercise Price			0.015
Intrinsic Value			0.045
Options 17 [Member]
Offsetting Assets [Line Items]
Options	10,000,000			10,000,000
Exercise Price		0.035	0.035
Intrinsic Value		0.030	0.025
Options 18 [Member]
Offsetting Assets [Line Items]
Options	10,000,000			20,000,000
Exercise Price		0.035	0.035
Intrinsic Value		$ 0.030	0.025
Options 19 [Member]
Offsetting Assets [Line Items]
Options	37,300,000	57,300,000		87,300,000
Exercise Price		$ 0.050	0.050
Intrinsic Value		$ 0.015	0.010
Options 20 [Member]
Offsetting Assets [Line Items]
Options	22,400,000	5,300,000
Exercise Price		$ 0.015
Intrinsic Value	$ 0.005	$ 0.050
Options 21 [Member]
Offsetting Assets [Line Items]
Options	24,000,000	56,500,000		56,500,000
Exercise Price		$ 0.050	0.050
Intrinsic Value		$ 0.015	0.010
Options 22 [Member]
Offsetting Assets [Line Items]
Options	16,000,000	26,000,000		26,000,000
Exercise Price		$ 0.050	0.050
Intrinsic Value		0.015	0.010
Options 23 [Member]
Offsetting Assets [Line Items]
Options	16,000,000			17,500,000
Exercise Price		0.050	0.050
Intrinsic Value		$ 0.015	0.010
Options 24 [Member]
Offsetting Assets [Line Items]
Options		10,000,000		50,000,000
Exercise Price		$ 0.050	0.050
Intrinsic Value		$ 0.015	$ 0.010
Options 25 [Member]
Offsetting Assets [Line Items]
Options	4,500,000
Exercise Price	$ 0.015
Intrinsic Value	$ 0.005
Options 26 [Member]
Offsetting Assets [Line Items]
Options	19,700,000
Exercise Price	$ 0.035
Intrinsic Value
Options 27 [Member]
Offsetting Assets [Line Items]
Options	201,270,000
Exercise Price	$ 0.050
Intrinsic Value